Allowance for loan losses (Tables)	6 Months Ended
Sep. 30, 2017
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment

Changes in Allowance for loan losses by portfolio segment for the six months ended September 30, 2016 and 2017 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
Six months ended September 30, 2016
Balance at beginning of period	367,739	44,221	39,287	451,247

Provision (credit) for loan losses	9,123	(7,983)	(571)	569

Charge-offs	(10,332)	(1,016)	(3,812)	(15,160)
Recoveries	8,877	4,725	2,139	15,741

Net charge-offs	(1,455)	3,709	(1,673)	581

Others (Note)	(10,404)	—	(4,813)	(15,217)

Balance at end of period	365,003	39,947	32,230	437,180

Six months ended September 30, 2017
Balance at beginning of period	407,327	36,923	35,423	479,673

Provision (credit) for loan losses	(109,379)	(6,469)	(2,114)	(117,962)

Charge-offs	(17,366)	(745)	(3,107)	(21,218)
Recoveries	6,447	315	1,247	8,009

Net charge-offs	(10,919)	(430)	(1,860)	(13,209)

Others (Note)	2,552	—	(585)	1,967

Balance at end of period	289,581	30,024	30,864	350,469

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2017 and September 30, 2017:

	Corporate	Retail	Other	Total
	(in millions of yen)
March 31, 2017
Allowance for loan losses	407,327	36,923	35,423	479,673

of which individually evaluated for impairment	272,714	2,922	13,306	288,942
of which collectively evaluated for impairment	134,613	34,001	22,117	190,731

Loans (Note)	61,120,654	11,722,726	9,596,201	82,439,581

of which individually evaluated for impairment	772,647	23,422	65,075	861,144
of which collectively evaluated for impairment	60,348,007	11,699,304	9,531,126	81,578,437

September 30, 2017
Allowance for loan losses	289,581	30,024	30,864	350,469

of which individually evaluated for impairment	170,509	2,761	7,248	180,518
of which collectively evaluated for impairment	119,072	27,263	23,616	169,951

Loans (Note)	60,727,073	11,432,376	11,868,797	84,028,246

of which individually evaluated for impairment	673,081	22,734	61,318	757,133
of which collectively evaluated for impairment	60,053,992	11,409,642	11,807,479	83,271,113

Note:	Amounts represent loan balances before deducting unearned income and deferred loan fees.